Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 - PROPERTY AND EQUIPMENT

	June 30,	December 31,
Classification	2019	2018
Furniture	$188,061	$170,341
Leasehold improvements	305,864	203,387
Total cost	493,925	373,728
Accumulated depreciation	(253,993)	(220,586)
Net cost	$239,932	$153,142
Land	2,633,930	-
Total property and equipment	2,873,862	153,142

The Company had Property and Equipment acquisitions of $ 102,974 for the six months ended June 30, 2019.

On February 7, 2019, the Company, through its wholly owned subsidiary MVC, completed the purchase of lands that are located in Merritt, British Columbia, Canada with the purpose of the cultivation of cannabis. The total consideration was CAD 3,449,268 (approximately $2,633,930). The land is an indefinite long-lived asset that is assessed for impairment on a periodic basis.

NOTE 4 - PROPERTY AND EQUIPMENT

	As of December 31,
Classification	2018	2017
Furniture	$170,341	$9,899
Leasehold improvements	203,387	210,636
Total cost of property and equipment	373,728	220,535
Accumulated depreciation	(220,586)	(191,618)
Property and equipment, net	$153,142	$28,917

The Company had Property and Equipment acquisitions of $179,093 for the years ended December 31, 2018.